Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Entity Registrant Name	Capital Product Partners L.P.
Trading Symbol	CPLP
Entity Central Index Key	0001392326
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Address Country	MH
Entity Interactive Data Current	Yes
Document Annual Report	true
Security 12b Title	Common units representing limited partnership interests
Document Transition Report	false
Document Shell Company Report	false
Common Limited Partner
Document and Entity Information
Entity's units outstanding	18,178,100
General Partner
Document and Entity Information
Entity's units outstanding	348,570
Preferred Limited Partner
Document and Entity Information
Entity's units outstanding	0